LEASES - Components of Lease Cost of Continuing Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 438,146	¥ 440,629	¥ 495,074
Finance lease cost:- Interest on lease liabilities	535,676	562,968	613,909
Operating lease cost	314,480	330,943	351,104
Short-term lease cost	50,886	61,189	54,215
Variable lease cost	(7,342)	(3,358)	(4,835)
Total lease cost	¥ 1,331,846	¥ 1,392,371	¥ 1,509,467